Summary of Significant Accounting Policies - Earnings per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Interest earned on marketable securities held in Trust Account	$ 47,359	$ 0	$ 14,781	$ 0
Net loss	6,185,799	(20)	(8,645,008)	$ (3,769)
Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Interest earned on marketable securities held in Trust Account	0	0	10,883
Net loss	$ 0	$ 0	$ 10,883
Weighted average shares outstanding, basic and diluted (in Shares)	29,846,985	0	29,846,985	0
Basic and diluted net loss per common share (in Dollars per share)	$ 0	$ 0	$ 0.00	$ 0
Nonredeemable Common Stock
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ 6,185,799	$ (20)	$ (8,655,891)
Weighted average shares outstanding, basic and diluted (in Shares)	13,278,015	7,500,000	7,868,993	7,500,000
Basic and diluted net loss per common share (in Dollars per share)	$ 0.47	$ (0.00)	$ (1.10)	$ 0.00